Fair Value Measurements (Details) - Schedule of fair value measurements - $ / shares	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of fair value measurements [Abstract]
Stock price (in Dollars per share)	$ 9.14	$ 10.83	$ 10.17	$ 10.17
Strike price (in Dollars per share)	$ 11.50	$ 11.5	$ 11.50	$ 11.5
Term (in years)	5 years 138 days	5 years 1 month 13 days	5 years 47 days	5 years 1 month 17 days
Volatility	24.40%	36.00%	24.40%	24.40%
Risk-free rate	0.32%	0.74%	0.38%	0.38%
Dividend yield	0.00%	0.00%	0.00%	0.00%